OTHER EXPENSE	12 Months Ended
Dec. 31, 2013
OTHER EXPENSE [Abstract]
OTHER EXPENSE

NOTE 12 - OTHER EXPENSE

Other expense is summarized as follows:

	2013	2012	2011

Interest expense to related party (see Note 9)	$(2,185)	$(1,570)	$(1,109)
Interest income (expense) related to uncertain
tax positions (see Note 13)	280	(124)	721
Interest expense and other bank charges	(1,065)	(873)	(785)
Amortization of deferred financing costs	(123)	(325)	(202)
Interest income	26	26	4
Foreign currency gain (loss)	(951)	(321)	616
Other income	29	79	67
Total other expense, net	$(3,989)	$(3,108)	$(688)